151 Farmington Avenue
                                                     Hartford, CT  06156


                                                     Linda M. Hernandez
                                                     Prospectus Development Unit
                                                     ARS Operations, TS31
                                                     (860) 273-0912
June 1, 1999                                         Fax (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Account B-- File Nos. 33-75996, 811-2512
       Prospectus Titled:  Group Variable Annuity Contracts for
       Employer-Sponsored Deferred Compensation Plans

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 18 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on May 24, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.


Sincerely,

/s/ Linda M. Hernandez
----------------------
Linda M. Hernandez